Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Investments

14. INVESTMENTS

Amboy Aggregates

The Company and a New Jersey aggregates company each own 50% of Amboy Aggregates (“Amboy”). Amboy was formed in December 1984 to mine sand from the entrance channel to New York Harbor to provide sand and aggregate for use in road and building construction and for clean land fill. Amboy sold its interest in a stone import business and its holdings in land during 2014 and is winding down operations. The land owned in conjunction with Lower Main Street Development, LLC (“Lower Main”) was sold for a combined gain of $29,729.

The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:

	2016	2015	2014
Revenue	$—	$139	$13,784
Gross profit (loss)	758	(1,363)	(118)
Income (loss) from continuing operations	758	(3,152)	11,326
Net income (loss)	758	(3,152)	9,527

Lower Main Street Development

The Company and a New Jersey aggregates company each own 50% of Lower Main. Lower Main was organized in February 2003 to hold land for development or sale.  This land owned in conjunction with Amboy Aggregates was sold in 2014. Lower Main ceased operations in 2016.

The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:

	2015	2014
Revenue	$—	$180
Gross profit	—	180
Net income	28	14,803

TerraSea Environmental Solutions

The Company owns 50% of TerraSea Environmental Solutions (“TerraSea”) as a joint venture. TerraSea is engaged in the environmental services business through its ability to remediate contaminated soil and dredged sediment treatment. At December 31, 2016 and December 31, 2015, the Company had net advances to TerraSea of $24,696 and $27,592, respectively, which are recorded in other current assets. The Company has an accumulated deficit in joint ventures, which represents losses recognized to date in excess of our investment in TerraSea, of $17,016 and $14,271 at December 31, 2016 and 2015, respectively, which is presented in accrued expenses. The Company has commenced the wind down of TerraSea with its joint venture partner. The Company believes its remaining net advances to TerraSea are ultimately recoverable as an obligation of our joint venture partner. The Company accrued $2,634 and $1,983 for the years ended December 31, 2016 and 2015, respectively, representing the estimated share of additional losses to be assumed from the joint venture. The joint venture partner and the Company have discussed resolution of the remaining net advances through additional funding of the joint venture. If those discussions do not lead to a resolution satisfactory to both parties, the joint venture partner and the Company will go to binding arbitration as stipulated by the TerraSea operating agreement. To the extent that net advances are not fully recoverable, additional losses may result in future periods. There are no remaining TerraSea projects at December 31, 2016.

The Company accounts for this investment under the equity method. The following is summarized financial information for this entity:

	2016	2015	2014
Revenue	$—	$6,960	$11,278
Gross loss	(183)	(3,800)	(19,153)
Net loss	(183)	(3,800)	(19,856)